Related Parties	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
RELATED PARTIES

NOTE 13: RELATED PARTIES

a.	The Company’s related parties include, the Parent Company, Company’s subsidiaries, associates and service providers over which the Company exercises significant influence, and key management personnel. Key management personnel are those persons having the authority and responsibility, directing and controlling the activities of the Company, directly and indirectly. Key management personnel include officers, directors and companies controlled by officers and directors.

b.	The following balances are balances held with or by related parties as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Assets:
Loan receivable from related parties	$-	$1,015
Receivable from Parent Company	1,205	-
Prepaid expenses	49	15

Total	1,254	1,030

Liabilities:
Accounts payable and accrued expenses	308	589
INX Token liability	5,531	36,102
INX Token warrant liability	1,140	2,723
Total	$6,979	$39,414

The receivable balance from Parent Company includes general and administrative expenses incurred by the Parent Company and paid by INX.

c.	Compensation to directors and key management personnel:

Each Director is entitled to receive an option to purchase 3,500 INX Tokens each month at an exercise price equal to the fair market value of the INX Token at the date of the grant.

Compensation provided to directors and key management personnel for the years ended December 31, 2022, 2021 and 2020 was as follows:

	Year ended December 31,
	2022	2021	2020

Research and Development:
Compensation and benefits	$738	$598	$380
Share-based compensation (*)	93	391	45
INX Token based compensation	9	448	91

Sales and marketing:
Compensation and benefits	369	4,406	816
Share-based compensation (*)	176	2,783	171
INX Token based compensation	298	3,878	421

General and administrative:
Compensation and benefits	1,575	1,577	2,045
Share-based compensation (*)	520	6,883	124
INX Token based compensation	275	2,249	391

	2,367	23,213	4,484
Fair value adjustment of INX Token and derivative liabilities	$(20,133)	$24,673	$3,852

(*)	See Note 18 for description of options granted by Parent Company to employees of the Company that are exercisable into Common shares of the Parent Company.

d.	Agreement with A-Labs Finance and Advisory Ltd. (“A-Labs”):

Under a service agreement dated September 26, 2017, as amended in December 2017 and January 31, 2018, A-Labs, a shareholder of the Company, provided services to the Company which included, among others, development, planning, management, execution, branding and marketing outside of the US with relation to the Offering of the INX Tokens on behalf of the Company (the “A-Labs Agreement”). In consideration for these services, during 2021, the Company paid A-Labs $4,140, which is recorded in general and administrative expenses.

A-Labs also received a grant of 4,550,000 INX Tokens at a fair value of $6. In addition, pursuant to an agreement signed contemporaneously with the A-Labs Agreement, the Company issued 1,120,000 Ordinary shares to A-Labs. The fair value of the shares issued of $136 ($175 less the payment of $39 required for those shares), is deemed as additional consideration for the services to be provided by A-Labs and was recorded during the year ended December 31, 2021.

In addition, on July 29, 2021, the Company made a payment to A-Labs of $1,001 and granted A-Labs with an option to purchase 1,527,084 Tokens. These options were exercised during 2022 and vest on July 12, 2024. During the year ended December 31, 2021, the Company recognized an expense related to token options of $4,140, which is recorded in general and administrative expenses.

e.	Loans to Related Parties:

On December 31, 2021, INX entered into loan agreements with two officers of the Company in the amounts of $611 and $404, respectively. On March 24, 2022, the Board of Directors of the Company approved an increase of the total loan amount from $1,015 to $ 1,233. The loans were non-recourse and were provided in order to enable the officers to exercise INX Token warrants granted to them in connection with their services to the Company and to cover the income tax liability incurred by the officers with respect to the warrants. On May 2, 2022, the Board approved a repurchase of 1,546,224 INX Tokens by INX from the officers at market price of such Tokens as of April 29, 2022 of $0.80, with proceeds to be used for the repayment of the loans and accrued interest. As of December 31, 2022, the loans were repaid.